18. Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Financial instruments
	Carrying amount
	2018	2017
		Restated
Financial assets:
Amortized cost
Related parties - assets	34	25
Trade receivables and other receivables	695	1,133
Fair value through profit or loss
Cash and cash equivalents	4,369	3,792
Financial instruments – Fair value hedge	87	28
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	123	474
Financial liabilities:
Other financial liabilities - amortized cost
Related parties -liabilities	(145)	(153)
Trade payables	(9,246)	(8,128)
Financing for purchase of assets	(149)	(116)
Debentures	(4,146)	(3,015)
Borrowings and financing	(423)	(520)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(956)	(989)
Financial instruments – Fair Value Hedge	-	(64)

Changes as to objectives, policies or processes
	2018	2017
		Restated (Note 5.1)

Cash and cash equivalents	4,369	3,792
Financial instruments – Fair value hedge	87	28
Borrowings and financing	(5,525)	(4,588)
Other liabilities with related parties (*)	(138)	(145)
Net debt	(1,207)	(913)
Shareholders’ equity	(13,939)	(13,041)

Net debt to equity ratio	9%	7%

(*) Represents amount payable to Greenyellow related to the purchase of equipments (note 12).

Aging profile of financial liabilities
	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	959	312	53	1,324
Debentures and promissory notes	1,283	3,461	-	4,744
Derivative financial instruments	(39)	(39)	(2)	(80)
Finance lease	48	130	146	324
Trade payables	9,246	-	-	9,246
Total	11,497	3,864	197	15,558

Hedge position
		Notional value		Fair value
		2018	2017	2018	2017
Fair value hedge
Hedge object (debt)		883	1,039	955	989

Long position (buy)
Prefixed rate	TR + 9.80% per year	127	127	112	125
US$ + fixed	USD + 3.26 % per year	756	692	843	663
EUR + fixed		-	220	-	200
		883	1,039	955	988
Short position (sell)
	102.45% per year	883	(1,039)	(868)	(1,024)

Hedge position - asset		-	-	87	28
Hedge position - liability		-	-	-	(64)
Net hedge position		-	-	87	(36)

Other financial instruments
Transactions	Risk (CDI variation)	Balance at 12.31.2018	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	101.44% of CDI	(101)	(202)	(205)	(208)
Fair value hedge (exchange rate)	102.59% of CDI	(767)	(874)	(888)	(901)
Debentures	105.85% of CDI	(2,048)	(2,230)	(2,276)	(2,321)
Debentures (1st issue CRA)	97.50% of CDI	(1,014)	(1,104)	(1,126)	(1,149)
Debentures (2nd issue CRA)	96.00% of CDI	(1,094)	(1,191)	(1,216)	(1,240)
Bank loans	94.94% of CDI	(238)	(257)	(262)	(266)
Leases	100.19% of CDI	(42)	(45)	(46)	(47)
Leases	100.00% of CDI	(2)	(2)	(2)	(2)
Leases	95.00% of CDI	(69)	(75)	(76)	(78)
Total borrowings and financing exposure		(5,375)	(5,980)	(6,097)	(6,212)

Cash and cash equivalents (*)	85.78% of CDI	3,883	4,162	4,231	4,301
Net exposure		(1,492)	(1,818)	(1,866)	(1,911)
Net effect - loss			(326)	(374)	(419)

(*) Weighted average

Fair value hierarchy of financial assets and liabilities
	Carrying amount	Fair value
	2018	2018	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	123	123	2
Cross-currency interest rate swap	76	76	2
Interest rate swaps	11	11	2
Borrowings and financing (fair value)	(956)	(956)	2
Borrowings and financing and debentures (amortized cost)	(4,569)	(4,509)	2
Total	(5,315)	(5,255)

Consolidated position of outstanding derivative transactions
					Amount payable or receivable		Fair value
Description	Counterparties	Notional value	Contractual date	Maturity	2018	2017	2018	2017

Exchange swaps
(US$ x CDI)
	Agricole	EUR 50	10/07/2015	10/08/2018	-	(24)	-	(20)
	Scotiabank	US$ 50	01/15/2016	01/16/2018	-	(42)	-	(42)
	Scotiabank	US$ 50	09/29/2017	09/29/2020	37	9	33	9
	Banco Tokyo	US$ 100	12/12/2017	12/12/2019	52	(3)	42	(2)
	Bradesco	US$ 70	06/18/2018	06/13/2019	3	-	1	-

Interest rate swap
(pre-fixed rate x CDI)
	Itaú BBA	R$ 21	11/11/2014	11/5/2026	1	1	2	3
	Itaú BBA	R$ 54	01/14/2015	1/5/2027	3	3	5	8
	Itaú BBA	R$ 52	05/26/2015	5/5/2027	2	2	4	8
					98	(54)	87	(36)